Procure Space ETF
Schedule of Investments
January 31, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.6%
Australia - 0.0%
Diversified Telecommunication Services - 0.0%
SpeedCast International, Ltd. (a)(e)(f)	1,039,473	$-
Total Australia		-

Canada - 1.4%
Diversified Telecommunication Services - 1.4%
Telesat Corp. - ADR (a)(b)	53,570	1,213,360

Cayman Islands - 3.1%
Software - 3.1%
Arqit Quantum, Inc. - ADR (a)(b)	177,336	2,745,161

France - 5.5%
Aerospace & Defense - 0.2% (d)
Thales SA	1,701	155,292
Media - 5.3% (d)
Eutelsat Communications SA	383,538	4,716,512
Total France		4,871,804

Germany - 0.5%
Aerospace & Defense - 0.5% (d)
Mynaric AG (a)	10,002	438,399

Israel - 0.9%
Communications Equipment - 0.9%
Gilat Satellite Networks, Ltd. - ADR (b)	109,699	830,421

Italy - 0.7%
Aerospace & Defense - 0.7% (d)
Avio SpA	48,997	580,015
Leonardo SpA (a)	6,427	45,980
Total Aerospace & Defense		625,995

Japan - 3.6%
Machinery - 0.0%
IHI Corp.	800	15,885
Media - 1.9% (d)
Sky Perfect JSAT Holdings, Inc.	455,300	1,703,053
Professional Services - 1.7%
Weathernews, Inc.	21,800	1,464,370
Total Japan		3,183,308

Luxembourg - 5.3%
Media - 5.3% (d)
SES SA	613,280	4,690,039

Netherlands - 3.0%
Aerospace & Defense - 1.1% (d)
Airbus SE (a)	7,572	951,699
Household Durables - 1.9%
TomTom NV (a)	179,078	1,700,324
Total Netherlands		2,652,023

Switzerland - 5.0%
Household Durables - 5.0%
Garmin, Ltd. - ADR (b)	35,635	4,433,707

United States - 70.6%
Aerospace & Defense - 28.6% (d)
Aerojet Rocketdyne Holdings, Inc.	4,357	168,137
Astra Space, Inc. (a)(b)	368,466	1,761,268
Boeing Co. (a)	11,618	2,326,388
L3Harris Technologies, Inc.	9,699	2,029,904
Lockheed Martin Corp.	7,022	2,732,471
Maxar Technologies, Inc. (b)	166,528	4,331,393
Momentus, Inc. (a)(b)	144,576	520,474
Northrop Grumman Corp.	6,557	2,425,434
Raytheon Technologies Corp.	27,985	2,523,967
Redwire Corp. (a)(b)	47,659	255,929
Rocket Lab USA, Inc. (a)(b)	384,881	3,479,324
Virgin Galactic Holdings, Inc. (a)(b)	308,351	2,836,829
Total Aerospace & Defense		25,391,518
Communications Equipment - 5.1%
ViaSat, Inc. (a)(b)	103,363	4,550,039
Containers & Packaging - 0.9%
Ball Corp.	7,999	776,703
Diversified Telecommunication Services - 14.4%
AST SpaceMobile, Inc. (a)(b)	117,159	673,664
AT&T, Inc.	105,122	2,680,611
EchoStar Corp. - Class A (a)	114,538	2,713,405
Globalstar, Inc. (a)(b)	2,214,804	2,369,840
Iridium Communications, Inc. (a)	119,488	4,287,230
Total Diversified Telecommunication Services		12,724,750
Electronic Equipment, Instruments & Components - 4.5%
Trimble, Inc. (a)	55,496	4,004,592
Industrial Conglomerates - 1.7%
Honeywell International, Inc.	7,287	1,490,046
Media - 13.8% (d)
Comcast Corp. - Class A	50,444	2,521,695
DISH Network Corp. - Class A (a)	149,955	4,708,587
Sirius XM Holdings, Inc. (b)	782,877	4,979,098
Total Media		12,209,380
Professional Services - 1.6%
BlackSky Technology, Inc. (a)(b)	167,339	473,569
Spire Global, Inc. (a)(b)	364,002	906,365
Total Professional Services		1,379,934
Total United States		62,526,962
TOTAL COMMON STOCKS (Cost $103,906,967)		88,211,179

Investments Purchased with Proceeds from Securities Lending - 26.9%
Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (c)		23,881,192
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 23,881,192)		23,881,192

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 0.03% (c)	191,481	191,481
TOTAL SHORT-TERM INVESTMENTS (Cost $191,481)		191,481

Total Investments (Cost $127,979,640) - 126.7%		112,283,852
Liabilities in Excess of Other Assets - (26.7)%		(23,658,409)
TOTAL NET ASSETS - 100.0%		$88,625,443

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of January 31, 2022.
(c)	Rate reflects annualized seven-day yield on January 31, 2022.
(d)	As of January 31, 2022, the Fund had a significant portion of its assets invested in the Media and Aerospace & Defense industries.
(e)	This security has been deemed illiquid according to the Fund's liquidity guidelines. The value of this security totals $0, which represents 0.0% of total net assets.
(f)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by Procure Space ETF (the “Fund”) which is a series of Procure ETF Trust II (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on December 19, 2017. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”) or the board designee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of January 31, 2022, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liabilities and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Fund’s investments in securities, at fair value, as of January 31, 2022:

Procure Space ETF

Assets^	Level 1		Level 2	Level 3		Total
Common Stocks	$88,211,179		$—	$—	[1]	$88,211,179
Investments Purchased with Proceeds from Securities Lending Collateral	—	[2]	—	—		23,811,192
Short Term Investments	191,481		—	—		481,481
Total Investments in Securities	$88,402,660		$—	$—		$112,283,852

^ See Schedule of Investments for classifications by country and industry.

[1]
During the reporting period SpeedCast International, Ltd. was held as a Level 3 security. The value of SpeedCast International, Ltd. was reduced to $0 on June 24, 2020. SpeedCast International, Ltd. is pending bankruptcy and shares have not actively traded since January 2020.

[2]
Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

	Description	Common Stocks
	Balance as of November 1, 2021	$78
	Purchases	-
	Sales proceeds and paydowns	-
	Accreted discounts, net	-
	Corporate Actions	-
	Realized gain (loss)	-
	Change in unrealized appreciation (depreciation)	(78)
	Transfers into/(out of) Level 3	-
	Balance as of January 31, 2022	$-
Change in unrealized appreciation (depreciation) during the
	period for Level 3 investments held at January 31, 2022.	$(78)